                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                        New York, New York 10281-1008

Dina C. Lee
Assistant Vice President &
Assistant Counsel

April 29, 2004

VIA EDGAR
---------
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Variable Account Funds
            Reg. No. 2-93177; File No. 811-4108
            -----------------------------------

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  I hereby  represent  that,  with  respect to the  Prospectuses  and  Statement  of
Additional Information of the Registrant,  dated April 29, 2004, no changes were made from the Prospectuses and the Statement of Additional Information contained in Post-Effective Amendment No. 43 to the Registrant's Registration Statement on
Form N-1A,  which were filed  electronically  with the  Securities  and Exchange
Commission on April 26, 2004.

                                    Best regards,

                                    /s/Dina C. Lee
                                    ---------------------------------------
                                    Dina C. Lee
                                    Assistant Vice President &
                                    Assistant Counsel
                                    (212) 323-5089
                                    (212) 323-4071
                                    dclee@oppenheimerfunds.com

cc:   Mr. Curtis Young/Securities and Exchange Commission (w/o enclosure)
      Myer, Swanson, Adams & Wolf, P.C.
      Deloitte & Touche LLP
      Mitchell Lindauer
      Ms. Gloria LaFond